PROPERTY AND EQUIPMENT (Detail) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Property and equipment
Cost	$ 33,658
Accumulated Amortization	31,141
Net Book Value	2,517	$ 3,702
Depreciation Expense
Amortization of property and equipment	1,791	1,931
Research and Development
Depreciation Expense
Amortization of property and equipment	290	364
Selling and Marketing
Depreciation Expense
Amortization of property and equipment	34	40
General and Administration
Depreciation Expense
Amortization of property and equipment	1,467	1,527
Test equipment, research and development equipment
Property and equipment
Cost	24,627
Accumulated Amortization	22,736
Net Book Value	1,891	2,655
Computer hardware
Property and equipment
Cost	3,717
Accumulated Amortization	3,656
Net Book Value	61	213
Production fixtures
Property and equipment
Cost	2,633
Accumulated Amortization	2,228
Net Book Value	405	559
Leasehold improvements
Property and equipment
Cost	1,081
Accumulated Amortization	1,031
Net Book Value	50	103
Other
Property and equipment
Cost	1,600
Accumulated Amortization	1,490
Net Book Value	$ 110	$ 172